Summary of Significant Accounting Policies - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2018
Electronic equipment and software
Property, Plant and Equipment, Net
Estimated useful life	3 years
Office equipment and furniture | Minimum
Property, Plant and Equipment, Net
Estimated useful life	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment, Net
Estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment, Net
Estimated useful life	3 years